Income tax - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) recognized through equity		$ 809,000
Deferred tax expense (benefit)	$ 0	$ 398,000
Deferred tax liabilities	$ 20,000		$ 19,000